FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.59%
Apparel & Textile Products — 3.36%
Carter's, Inc.
(a)
592,119 $ 32,086,929
Crocs, Inc.
(b)
1,243,087 136,155,318
Deckers Outdoor Corp.
(b)
117,428 23,848,453
Kontoor Brands, Inc. 987,865 84,373,550
Ralph Lauren Corp. 211,979 48,962,909
Skechers U.S.A., Inc., Class A
(b)
256,400 17,240,336
342,667,495
Asset Management — 3.75%
Affiliated Managers Group, Inc. 527,600 97,563,792
Federated Hermes, Inc., Class B 1,794,462 73,770,333
Stifel Financial Corp. 1,236,606 131,179,164
Victory Capital Holdings, Inc., Class A 1,215,699 79,579,657
382,092,946
Automotive — 0.78%
BorgWarner, Inc. 1,218,200 38,726,578
Dorman Products, Inc.
(b)
313,657 40,634,264
79,360,842
Banking — 7.38%
BancFirst Corp. 258,477 30,288,335
Bank OZK 456,636 20,334,001
Berkshire Hills Bancorp, Inc. 656,769 18,671,943
Cadence Bank 3,253,153 112,071,120
F.N.B. Corp. 3,726,501 55,077,685
First Commonwealth Financial Corp. 1,928,346 32,627,614
First Financial Bancorp 1,731,787 46,550,435
First Financial Bankshares, Inc. 806,631 29,079,048
Fulton Financial Corp. 4,109,137 79,224,161
Hancock Whitney Corp. 1,758,321 96,215,325
Lakeland Financial Corp. 265,009 18,222,019
NBT Bancorp, Inc. 381,638 18,227,031
Wintrust Financial Corp. 1,075,298 134,100,413
Zions Bancorp. 1,151,462 62,466,814
753,155,944
Biotech & Pharma — 5.81%
Amphastar Pharmaceuticals, Inc.
(a) (b)
1,081,392 40,152,085
Collegium Pharmaceutical, Inc.
(b)
1,305,864 37,413,004
Exelixis, Inc.
(b)
6,857,442 228,352,818
Jazz Pharmaceuticals PLC
(b)
897,662 110,547,075
United Therapeutics Corp.
(a) (b)
501,332 176,889,983
593,354,965
Chemicals — 1.78%
Avient Corp. 369,529 15,098,955
Axalta Coating Systems Ltd.
(b)
3,784,217 129,495,906
Hawkins, Inc. 298,467 36,612,947
181,207,808

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Commercial Support Services — 3.97%
Clean Harbors, Inc.
(b)
150,151 $ 34,555,751
FTI Consulting, Inc.
(b)
197,007 37,653,948
H&R Block, Inc.
(a)
4,481,648 236,810,281
Kforce, Inc. 267,463 15,165,152
TriNet Group, Inc. 394,487 35,807,585
UniFirst Corp. 260,449 44,560,219
404,552,936
Construction Materials — 1.80%
Eagle Materials, Inc. 742,552 183,232,132
Consumer Services — 0.96%
Perdoceo Education Corp. 187,931 4,974,534
Rent-A-Center, Inc. 765,896 22,341,186
Stride, Inc.
(a) (b)
679,254 70,594,868
97,910,588
Containers & Packaging — 1.76%
Graphic Packaging Holding Co.
(a)
2,976,663 80,846,167
Sonoco Products Co. 2,024,431 98,893,454
179,739,621
Electric Utilities — 0.11%
Otter Tail Corp.
(a)
145,622 10,752,728
Electrical Equipment — 5.19%
Acuity Brands, Inc. 1,057,774 309,007,518
Belden, Inc. 938,285 105,660,274
Vontier Corp. 3,158,489 115,190,094
529,857,886
Engineering & Construction — 10.14%
Comfort Systems USA, Inc. 613,419 260,126,461
EMCOR Group, Inc. 625,336 283,840,009
Frontdoor, Inc.
(b)
1,169,495 63,936,292
Installed Building Products, Inc.
(a)
639,683 112,104,446
Primoris Services Corp. 759,152 57,999,213
Sterling Infrastructure, Inc.
(b)
1,323,882 223,007,923
TopBuild Corp.
(b)
103,544 32,237,389
1,033,251,733
Food — 1.77%
Flowers Foods, Inc. 1,906,691 39,392,236
Simply Good Foods Co. (The)
(b)
3,627,668 141,406,498
180,798,734
Health Care Facilities & Services — 2.38%
Chemed Corp. 35,090 18,590,682
Encompass Health Corp. 1,314,023 121,350,024
Medpace Holdings, Inc.
(b)
91,668 30,454,860
Option Care Health, Inc.
(a) (b)
3,107,107 72,084,882
242,480,448

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — 3.50%
Armstrong World Industries, Inc. 1,083,395 $ 153,116,215
Masterbrand, Inc.
(b)
3,334,227 48,713,056
Taylor Morrison Home Corp.
(b)
2,539,718 155,456,140
357,285,411
Household Products — 0.79%
Edgewell Personal Care Co. 2,004,037 67,335,644
Helen of Troy Ltd.
(b)
224,880 13,454,570
80,790,214
Industrial Intermediate Products — 1.26%
Mueller Industries, Inc.
(a)
1,623,913 128,873,736
Industrial Support Services — 1.40%
Applied Industrial Technologies, Inc. 594,500 142,364,915
Institutional Financial Services — 1.78%
Evercore, Inc., Class A 656,342 181,931,439
Insurance — 1.80%
Assurant, Inc. 150,200 32,025,644
Hanover Insurance Group, Inc. 595,202 92,053,941
Primerica, Inc. 218,987 59,437,452
183,517,037
Internet Media & Services — 1.55%
Match Group, Inc.
(b)
4,833,059 158,089,359
Leisure Facilities & Services — 0.36%
Boyd Gaming Corp. 244,922 17,766,642
Monarch Casino & Resort, Inc. 236,503 18,660,087
36,426,729
Leisure Products — 0.32%
Mattel, Inc.
(b)
1,839,056 32,606,463
Machinery — 3.00%
Crane Co. 267,803 40,639,105
Crane Holding Co.
(a)
509,846 29,683,234
Donaldson Co., Inc. 1,419,592 95,609,521
Mueller Water Products, Inc., Class A 3,096,066 69,661,485
Standex International Corp. 173,634 32,467,822
Tennant Co. 467,057 38,079,157
306,140,324
Medical Equipment & Devices — 2.43%
Bruker Corp. 317,433 18,607,922
Integer Holdings Corp.
(a) (b)
927,286 122,883,942
Merit Medical Systems, Inc.
(a) (b)
1,095,027 105,911,011
247,402,875
Metals & Mining — 0.17%
Alpha Metallurgical Resources, Inc. 85,879 17,186,105

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil & Gas Producers — 3.40%
Chord Energy Corp. 543,915 $ 63,594,542
HF Sinclair Corp. 2,403,460 84,241,273
Murphy USA, Inc. 396,258 198,822,452
346,658,267
Oil & Gas Services & Equipment — 1.10%
International Seaways, Inc. 627,057 22,536,429
Weatherford International PLC
(a)
1,254,710 89,874,877
112,411,306
Publishing & Broadcasting — 0.89%
Nexstar Media Group, Inc., Class A
(a)
577,281 91,193,080
Real Estate — 0.99%
Apple Hospitality REIT, Inc. 6,582,547 101,042,096
Retail - Discretionary — 1.92%
Academy Sports & Outdoors, Inc.
(a)
527,027 30,319,863
AutoNation, Inc.
(b)
148,015 25,138,868
Bath & Body Works, Inc. 1,633,152 63,317,303
Builders FirstSource, Inc.
(b)
100,180 14,318,727
La-Z-Boy, Inc. 915,654 39,895,045
Signet Jewelers Ltd.
(a)
280,487 22,638,106
195,627,912
Semiconductors — 1.53%
Cirrus Logic, Inc.
(b)
1,492,726 148,645,655
Diodes, Inc.
(b)
128,221 7,907,389
156,553,044
Software — 2.83%
Blackbaud, Inc.
(b)
806,311 59,602,509
CommVault Systems, Inc.
(b)
492,454 74,316,233
Concentrix Corp.
(a)
166,876 7,220,725
Donnelley Financial Solutions, Inc.
(b)
328,758 20,622,989
Progress Software Corp.
(a)
1,136,547 74,046,037
Ziff Davis, Inc.
(a) (b)
968,038 52,603,185
288,411,678
Specialty Finance — 0.25%
Stewart Information Services Corp. 375,600 25,349,244
Steel — 1.67%
Commercial Metals Co. 3,438,146 170,532,042
Technology Hardware — 2.14%
Avnet, Inc. 389,972 20,403,335
InterDigital, Inc.
(a)
582,267 112,796,763
Jabil, Inc. 211,100 30,377,290
Plexus Corp.
(b)
150,897 23,612,363
Sanmina Corp.
(b)
415,741 31,459,121
218,648,872

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Services — 4.58%
CACI International, Inc., Class A
(b)
164,689 $ 66,544,237
CSG Systems International, Inc. 1,085,433 55,476,481
EVERTEC, Inc. 1,069,276 36,922,100
ExlService Holdings, Inc.
(b)
2,192,156 97,287,883
Parsons Corp.
(b)
1,014,092 93,549,987
Science Applications International Corp. 1,050,542 117,429,586
467,210,274
Transportation & Logistics — 2.51%
Hub Group, Inc., Class A 619,464 27,603,316
Landstar System, Inc. 443,529 76,224,894
Ryder System, Inc. 673,175 105,594,230
Teekay Tankers Ltd. 1,178,801 46,904,492
256,326,932
Transportation Equipment — 2.48%
Allison Transmission Holdings, Inc.
(a)
2,343,901 253,281,942
Total Common Stocks (Cost $7,423,595,301) 9,750,278,102
COLLATERAL FOR SECURITIES LOANED — 0.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%
(c)
21,485,282
Total Collateral for Securities Loaned (Cost $21,485,282) 21,485,282
MONEY MARKET FUNDS - 4.25%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
4.42%
(c)
433,277,107 433,277,107
Total Money Market Funds
(Cost $433,277,107) 433,277,107
Total Investments — 100.05%
(Cost $7,878,357,690) 10,205,040,491
Liabilities in Excess of Other Assets
(d)
— (0.05)% (5,097,856)
NET ASSETS — 100.00% $10,199,942,635
(a) All or a portion of the security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $258,514,587.
(b) Non-income producing security.
(c)
(d)
Rate disclosed is the seven day effective yield as of December 31, 2024.
Includes cash collateral for securities loaned in the amount of $243,111,785. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.90%
Aerospace & Defense — 1.61%
Kratos Defense & Security Solutions, Inc.
(a)
1,370,160 $ 36,144,821
Apparel & Textile Products — 1.35%
Under Armour, Inc., Class A
(a)
3,651,311 30,232,855
Automotive — 2.26%
Modine Manufacturing Co.
(a)(b)
438,860 50,877,040
Biotech & Pharma — 3.06%
Guardant Health, Inc.
(a)
1,324,843 40,473,953
Halozyme Therapeutics, Inc.
(a)
590,655 28,239,216
68,713,169
Chemicals — 1.71%
Axalta Coating Systems Ltd.
(a)
1,123,900 38,459,858
Consumer Services — 1.73%
Stride, Inc.
(a)(b)
374,970 38,970,632
E-Commerce Discretionary — 1.84%
Revolve Group, Inc., Class A
(a)
1,233,165 41,298,696
Electrical Equipment — 6.44%
Bloom Energy Corp., Class A
(a)
1,879,410 41,741,696
NEXTracker, Inc., Class A
(a)(b)
524,015 19,142,268
Vertiv Holdings Co., Class A 738,765 83,931,091
144,815,055
Food — 4.15%
BellRing Brands, Inc.
(a)
453,643 34,177,464
Ingredion, Inc. 207,400 28,529,944
Post Holdings, Inc.
(a)
265,730 30,415,456
93,122,864
Health Care Facilities & Services — 1.42%
HealthEquity, Inc.
(a)
331,485 31,805,986
Home Construction — 1.37%
Griffon Corp. 431,400 30,745,878
Household Products — 2.11%
e.l.f. Beauty, Inc.
(a)(b)
377,695 47,419,607
Leisure Facilities & Services — 4.67%
Brinker International, Inc.
(a)
312,000 41,274,480
Dutch Bros, Inc., Class A
(a)
692,545 36,275,507
Life Time Group Holdings, Inc.
(a)
1,240,600 27,442,072
104,992,059
Leisure Products — 3.30%
Axon Enterprise, Inc.
(a)(b)
124,985 74,281,085
Life Sciences Tools & Services — 0.88%
Azenta, Inc.
(a)(b)
397,220 19,861,000

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — 6.57%
Globus Medical, Inc., Class A
(a)
477,745 $ 39,514,289
Inari Medical, Inc.
(a)
577,700 29,491,585
Inspire Medical Systems, Inc.
(a)(b)
153,665 28,486,418
LivaNova PLC
(a)
424,030 19,636,829
Merit Medical Systems, Inc.
(a)(b)
316,580 30,619,618
147,748,739
Retail - Consumer Staples — 3.12%
Five Below, Inc.
(a)
297,000 31,173,120
Sprouts Farmers Market, Inc.
(a)
307,400 39,061,318
70,234,438
Retail - Discretionary — 8.94%
Abercrombie & Fitch Co., Class A
(a)
226,800 33,899,796
Boot Barn Holdings, Inc.
(a)
185,200 28,117,064
Freshpet, Inc.
(a)
289,740 42,913,391
Urban Outfitters, Inc.
(a)
731,400 40,139,232
Victoria's Secret & Co.
(a)
1,349,855 55,910,995
200,980,478
Semiconductors — 5.43%
Ambarella, Inc.
(a)
485,100 35,286,174
Astera Labs, Inc.
(a)
338,800 44,874,060
Semtech Corp.
(a)
677,700 41,915,745
122,075,979
Software — 29.05%
AppFolio, Inc., Class A
(a)
122,180 30,144,250
AZEK Co., Inc. (The)
(a)(b)
670,260 31,817,242
BILL Holdings, Inc.
(a)
438,800 37,170,748
Confluent, Inc., Class A
(a)
1,540,600 43,075,176
Dayforce, Inc.
(a)(b)
499,906 36,313,172
DigitalOcean Holdings, Inc.
(a)(b)
1,031,395 35,139,628
Doximity, Inc., Class A
(a)
1,048,020 55,953,787
Duolingo, Inc.
(a)
114,790 37,218,362
Elastic NV
(a)
324,000 32,101,920
Five9, Inc.
(a)
831,366 33,786,714
Freshworks, Inc., Class A
(a)
2,071,950 33,503,432
GitLab, Inc., Class A
(a)
546,200 30,778,370
Intapp, Inc.
(a)
792,515 50,792,286
Pegasystems, Inc. 536,090 49,963,588
Upstart Holdings, Inc.
(a)(b)
485,100 29,867,607
Vertex, Inc., Class A
(a)
885,085 47,219,285
Waystar Holding Corp.
(a)
1,031,400 37,852,380
652,697,947
Specialty Finance — 1.67%
FTAI Aviation Ltd.
(b)
261,120 37,611,725

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Steel — 1.97%
Carpenter Technology Corp. 261,040 $ 44,301,098
Technology Hardware — 2.07%
Lumentum Holdings, Inc.
(a)
553,655 46,479,337
Transportation & Logistics — 1.18%
Kirby Corp.
(a)
250,936 26,549,029
Total Common Stocks (Cost $1,960,700,712) 2,200,419,375
COLLATERAL FOR SECURITIES LOANED — 0.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%
(c)
9,091,981 9,091,981
Total Collateral for Securities Loaned (Cost $9,091,981) 9,091,981
MONEY MARKET FUNDS - 1.33%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
4.42%
(c)
29,967,159 29,967,159
Total Money Market Funds
(Cost $29,967,159) 29,967,159
Total Investments — 99.63%
(Cost $1,999,759,852) 2,239,478,515
Other Assets in Excess of liabilities
(d)
— 0.37% 8,245,878
NET ASSETS — 100.00% $ 2,247,724,393
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $109,542,854.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.
(d) Includes cash collateral for securities loaned in the amount of $102,878,233.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.98%
Banking — 13.59%
Citizens Financial Group, Inc. 303,635 $ 13,287,067
East West Bancorp, Inc. 62,290 5,964,890
First Citizens BancShares, Inc., Class A 3,515 7,427,265
KeyCorp
(a)
641,805 11,000,537
M&T Bank Corp. 22,290 4,190,743
Old National Bancorp 167,435 3,634,177
Wells Fargo & Co. 67,070 4,710,997
Zions Bancorp. 91,130 4,943,803
55,159,479
Chemicals — 6.44%
Celanese Corp. 92,400 6,395,004
Dow, Inc. 152,500 6,119,825
LyondellBasell Industries N.V., Class A 81,600 6,060,432
Olin Corp. 127,590 4,312,542
Sherwin-Williams Co. (The) 9,544 3,244,292
26,132,095
Commercial Support Services — 4.83%
Aramark 255,095 9,517,595
Brink's Co. (The) 62,885 5,833,841
Republic Services, Inc. 13,425 2,700,842
Vestis Corp. 99,337 1,513,896
19,566,174
Containers & Packaging — 7.94%
Berry Plastics Group, Inc. 180,005 11,640,922
Crown Holdings, Inc. 61,950 5,122,646
Graphic Packaging Holding Co.
(a)
316,535 8,597,091
Smurfit WestRock PLC 128,260 6,908,084
32,268,743
Electric Utilities — 3.03%
Alliant Energy Corp. 33,490 1,980,599
CenterPoint Energy, Inc.
(a)
155,400 4,930,841
CMS Energy Corp. 23,395 1,559,277
Edison International 23,550 1,880,232
Pinnacle West Capital Corp. 22,775 1,930,637
12,281,586
Electrical Equipment — 2.74%
AMETEK, Inc. 14,720 2,653,427
Johnson Controls International PLC 81,875 6,462,393
Roper Technologies, Inc. 3,870 2,011,820
11,127,640
Food — 1.33%
Ingredion, Inc. 39,125 5,382,035
Forestry, Paper & Wood Products — 0.22%
Magnera Corp.
(b)
49,753 904,012

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas & Water Utilities — 1.18%
Atmos Energy Corp.
(a)
34,480 $ 4,802,030
Health Care Facilities & Services — 2.21%
Centene Corp.
(b)
23,535 1,425,750
Henry Schein, Inc.
(b)
32,380 2,240,696
Labcorp Holdings, Inc.
(a)
23,150 5,308,758
8,975,204
Industrial Support Services — 2.30%
U-Haul Holding Co. 146,065 9,355,463
Insurance — 6.43%
Everest Re Group, Ltd. 28,000 10,148,880
Globe Life, Inc. 71,185 7,938,551
Markel Corp.
(b)
4,650 8,026,970
26,114,401
Machinery — 4.47%
AGCO Corp.
(a)
102,900 9,619,092
Donaldson Co., Inc. 62,925 4,237,999
Hillenbrand, Inc. 140,100 4,312,278
18,169,369
Medical Equipment & Devices — 2.36%
Dentsply Sirona, Inc. 505,550 9,595,339
Oil & Gas Producers — 3.93%
Cheniere Energy, Inc. 32,185 6,915,591
Devon Energy Corp. 276,335 9,044,445
15,960,036
Real Estate — 3.06%
American Tower Corp., Class A 27,540 5,051,112
Brixmor Property Group, Inc. 198,575 5,528,328
WP Carey, Inc.
(a)
33,655 1,833,524
12,412,964
REIT — 3.51%
Healthpeak Properties, Inc. 574,070 11,636,399
Public Storage 8,855 2,651,541
14,287,940
Retail - Consumer Staples — 4.51%
Dollar General Corp. 103,810 7,870,874
Dollar Tree, Inc.
(b)
139,485 10,453,006
18,323,880
Retail - Discretionary — 3.68%
Advance Auto Parts, Inc. 172,575 8,161,072
CarMax, Inc.
(a) (b)
83,005 6,786,489
14,947,561
Software — 1.15%
Concentrix Corp.
(a)
107,800 4,664,506

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — 2.83%
Synchrony Financial 176,948 $ 11,501,620
Technology Hardware — 0.62%
NCR Atleos Corp.
(b)
37,610 1,275,731
NCR Corp.
(a) (b)
89,840 1,243,386
2,519,117
Technology Services — 13.40%
Amdocs Ltd. 27,930 2,377,960
Dun & Bradstreet Holdings, Inc. 477,825 5,953,700
Fidelity National Information Services, Inc.
(a)
206,910 16,712,120
Global Payments, Inc. 177,895 19,934,913
TransUnion 66,405 6,156,408
Verisk Analytics, Inc. 11,875 3,270,731
54,405,832
Wholesale - Discretionary — 1.22%
LKQ Corp. 134,600 4,946,550
Total Common Stocks (Cost $372,287,406) 393,803,576
COLLATERAL FOR SECURITIES LOANED — 0.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%
(c)
2,740,429 2,740,429
Total Collateral for Securities Loaned (Cost $2,740,429) 2,740,429
Total Investments — 97.65%
(Cost $375,027,835) 396,544,005
Other Assets in Excess of liabilities
(d)
— 2.35% 9,544,575
NET ASSETS — 100.00% $ 406,088,580
(a) All or a portion of the security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $33,017,563.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.
(d) Includes cash collateral for securities loaned in the amount of $31,008,695.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.23%
Automotive — 4.42%
Gentex Corp. 205,620 $ 5,907,463
Banking — 2.97%
First Citizens BancShares, Inc., Class A 1,875 3,961,913
Beverages — 4.69%
Coca-Cola Consolidated, Inc. 4,975 6,268,450
Biotech & Pharma — 6.36%
Amgen, Inc. 15,445 4,025,585
Exelixis, Inc.
(a)
134,095 4,465,363
8,490,948
Cable & Satellite — 3.13%
Sirius XM Holdings, Inc. 183,327 4,179,856
Chemicals — 3.33%
Ecolab, Inc. 18,996 4,451,143
Commercial Support Services — 4.38%
Cintas Corp. 32,032 5,852,246
E-Commerce Discretionary — 5.18%
eBay, Inc. 111,510 6,908,044
Home Construction — 3.04%
Masco Corp. 56,000 4,063,920
Machinery — 4.54%
Parker-Hannifin Corp. 9,523 6,056,914
Medical Equipment & Devices — 4.81%
Waters Corp.
(a)
17,322 6,426,116
Retail - Consumer Staples — 3.81%
Dollar General Corp. 67,085 5,086,385
Retail - Discretionary — 9.83%
O'Reilly Automotive, Inc.
(a)
5,547 6,577,632
Ross Stores, Inc. 43,170 6,530,326
13,107,958
Semiconductors — 13.01%
KLA Corp. 8,845 5,573,411
Lam Research Corp. 75,410 5,446,864
NVIDIA Corp. 10,447 1,402,928
Teradyne, Inc. 39,240 4,941,101
17,364,304
Software — 2.82%
Fortinet, Inc.
(a)
39,850 3,765,028
Specialty Finance — 10.15%
Capital One Financial Corp. 35,175 6,272,406

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — (continued)
Synchrony Financial 112,100 $ 7,286,500
13,558,906
Technology Hardware — 3.97%
Zebra Technologies Corp., Class A
(a)
13,720 5,298,938
Transportation & Logistics — 2.84%
Union Pacific Corp. 16,632 3,792,761
Transportation Equipment — 4.95%
Allison Transmission Holdings, Inc. 61,185 6,611,651
Total Common Stocks/Investments — 98.23%
(Cost $118,369,185) 131,152,944
Other Assets in Excess of liabilities — 1.77% 2,361,887
NET ASSETS — 100.00% $ 133,514,831
(a) Non-income producing security.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.74%
Asset Management — 2.22%
Hamilton Lane, Inc., Class A 18,545 $ 2,745,587
Automotive — 2.75%
Gentex Corp. 118,945 3,417,290
Banking — 7.04%
First Citizens BancShares, Inc., Class A 405 855,773
First Commonwealth Financial Corp. 116,330 1,968,304
First Financial Bankshares, Inc. 60,120 2,167,327
Live Oak Bancshares, Inc. 48,242 1,907,971
QCR Holdings, Inc. 22,510 1,815,206
8,714,581
Beverages — 2.81%
Coca-Cola Consolidated, Inc. 2,760 3,477,572
Biotech & Pharma — 2.88%
Exelixis, Inc.
(a)
107,200 3,569,760
Cable & Satellite — 1.24%
Sirius XM Holdings, Inc. 67,220 1,532,616
Chemicals — 3.93%
Huntsman Corp. 116,025 2,091,931
Orion Engineered Carbons SA 175,690 2,774,146
4,866,077
Construction Materials — 1.33%
Owens Corning 9,660 1,645,291
Containers & Packaging — 2.45%
International Paper Co. 56,415 3,036,255
E-Commerce Discretionary — 1.47%
eBay, Inc. 29,300 1,815,135
Electrical Equipment — 3.25%
Acuity Brands, Inc. 5,680 1,659,298
Advanced Energy Industries, Inc. 1,165 134,709
Allegion PLC 17,060 2,229,401
4,023,408
Food — 4.35%
John B. Sanfilippo & Son, Inc. 15,300 1,332,783
Lancaster Colony Corp. 23,450 4,060,134
5,392,917
Gas & Water Utilities — 0.21%
UGI Corp. 9,410 265,644
Health Care Facilities & Services — 2.50%
Medpace Holdings, Inc.
(a)
770 255,817
Quest Diagnostics, Inc. 18,850 2,843,711
3,099,528

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home & Office Products — 0.69%
Tempur Sealy International, Inc. 15,020 $ 851,484
Home Construction — 2.63%
Masco Corp. 38,730 2,810,636
PulteGroup, Inc. 4,060 442,134
3,252,770
Institutional Financial Services — 0.10%
Nasdaq, Inc. 1,635 126,402
Insurance — 4.28%
Brown & Brown, Inc. 15,463 1,577,535
Old Republic International Corp. 103,080 3,730,465
5,308,000
Machinery — 1.87%
Graco, Inc. 27,450 2,313,761
Medical Equipment & Devices — 5.25%
Align Technology, Inc.
(a)
1,670 348,212
Dentsply Sirona, Inc. 109,240 2,073,375
Hologic, Inc.
(a)
22,620 1,630,676
Waters Corp.
(a)
6,590 2,444,758
6,497,021
Oil & Gas Producers — 3.26%
Coterra Energy, Inc. 148,720 3,798,309
Devon Energy Corp. 7,184 235,132
4,033,441
Real Estate — 6.78%
American Assets Trust, Inc. 118,855 3,121,132
Apple Hospitality REIT, Inc. 196,480 3,015,968
National Storage Affiliates Trust 59,600 2,259,436
8,396,536
REIT — 5.34%
Gaming and Leisure Properties, Inc. 88,620 4,267,939
Matson, Inc. 17,430 2,350,261
6,618,200
Retail - Consumer Staples — 0.84%
Dollar General Corp. 13,705 1,039,113
Retail - Discretionary — 1.77%
Advance Auto Parts, Inc. 46,360 2,192,364
Semiconductors — 6.97%
Cirrus Logic, Inc.
(a)
21,940 2,184,785
IPG Photonics Corp.
(a)
21,280 1,547,482
Power Integrations, Inc. 29,850 1,841,745
Skyworks Solutions, Inc. 15,700 1,392,276
Teradyne, Inc. 13,185 1,660,255
8,626,543

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — 4.50%
Akamai Technologies, Inc.
(a)
20,225 $ 1,934,521
Concentrix Corp. 5,695 246,423
SS&C Technologies Holdings, Inc. 44,730 3,389,639
5,570,583
Specialty Finance — 1.78%
Synchrony Financial 33,875 2,201,875
Steel — 0.98%
Steel Dynamics, Inc. 10,690 1,219,408
Technology Hardware — 2.56%
NetApp, Inc. 12,320 1,430,106
Zebra Technologies Corp., Class A
(a)
4,520 1,745,714
3,175,820
Technology Services — 3.79%
Leidos Holdings, Inc. 17,650 2,542,659
Science Applications International Corp. 19,275 2,154,560
4,697,219
Transportation & Logistics — 1.16%
Expeditors International of Washington, Inc. 12,970 1,436,687
Transportation Equipment — 4.22%
Allison Transmission Holdings, Inc. 48,475 5,238,208
Wholesale - Discretionary — 0.54%
Pool Corp. 1,980 675,061
Total Common Stocks/Investments — 97.74%
(Cost $118,180,245) 121,072,157
Other Assets in Excess of liabilities — 2.26% 2,804,906
NET ASSETS — 100.00% $ 123,877,063
(a) Non-income producing security.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.54%
Aerospace & Defense — 1.49%
Triumph Group, Inc.
(a)
16,300 $ 304,158
Apparel & Textile Products — 2.38%
Wolverine World Wide, Inc. 21,985 488,067
Asset Management — 1.49%
Vitesse Energy, Inc. 12,235 305,875
Automotive — 1.13%
XPEL, Inc.
(a)
5,775 230,654
Biotech & Pharma — 5.56%
Emergent BioSolutions, Inc.
(a)
90,600 866,135
Seer, Inc.
(a)
44,750 103,373
Vanda Pharmaceuticals, Inc.
(a)
35,445 169,782
1,139,290
Chemicals — 0.99%
Ecovyst, Inc.
(a)
26,550 202,842
Commercial Support Services — 3.36%
Acacia Research Corp.
(a)
54,495 236,508
BrightView Holdings, Inc.
(a)
28,285 452,277
688,785
Consumer Services — 1.53%
Universal Technical Institute, Inc.
(a)
12,205 313,791
Containers & Packaging — 0.91%
TriMas Corp.
(a)
7,610 187,130
E-Commerce Discretionary — 6.32%
Beyond, Inc.
(a)
14,280 70,400
Liquidity Services, Inc.
(a)
8,825 284,959
RealReal, Inc. (The)
(a)
67,146 733,906
Stitch Fix, Inc., Class A
(a)
47,700 205,587
1,294,852
Electrical Equipment — 2.96%
FARO Technologies, Inc.
(a)
15,875 402,590
SmartRent, Inc.
(a)
116,500 203,875
606,465
Entertainment Content — 1.63%
AMC Networks, Inc., Class A
(a)
33,775 334,373
Food — 2.34%
Limoneira Co.
(a)
19,620 479,905
Industrial Support Services — 1.46%
Custom Truck One Source, Inc., Class A
(a)
62,100 298,701
Insurance — 1.26%
Root, Inc.
(a)
3,550 257,695

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Internet Media & Services — 1.61%
TrueCar, Inc.
(a)
88,387 $ 329,684
Leisure Facilities & Services — 5.73%
Denny's Corp.
(a)
25,590 154,820
El Pollo Loco Holdings, Inc.
(a)
26,565 306,560
Red Robin Gourmet Burgers, Inc.
(a)
52,125 286,166
Rush Street Interactive, Inc.
(a)
30,980 425,045
1,172,591
Machinery — 1.74%
Ranpak Holdings Corp., Class A
(a)
51,705 355,730
Medical Equipment & Devices — 5.79%
CareDx, Inc.
(a)
13,365 286,145
Quanterix Corp.
(a)
19,625 208,614
Treace Medical Concepts, Inc.
(a)
48,965 364,299
Zimvie, Inc.
(a)
23,355 325,802
1,184,860
Oil & Gas Producers — 2.50%
Matador Resources Co. 9,105 512,247
Oil & Gas Services & Equipment — 2.89%
Newpark Resources, Inc.
(a)
77,115 591,472
Publishing & Broadcasting — 2.92%
National CineMedia, Inc.
(a)
53,845 357,530
Townsquare Media, Inc., Class A
(a)
26,360 239,612
597,142
REIT — 2.95%
Farmland Partners, Inc.
(a)
21,155 248,783
Net Lease Office Properties 11,400 355,794
604,577
Renewable Energy — 2.77%
Green Plains, Inc.
(a)
22,000 208,560
Shoals Technologies Group, Inc., Class A
(a)
64,775 358,206
566,766
Retail - Discretionary — 5.92%
Aspen Aerogels, Inc.
(a)
22,180 263,498
Genesco, Inc.
(a)
10,400 444,600
Leslie's, Inc.
(a)
99,950 222,889
Lovesac Company (The)
(a)
11,895 281,436
1,212,423
Software — 8.08%
American Software, Inc., Class A 25,020 277,222
Blend Labs, Inc., Class A
(a)
74,080 311,877
Cantaloupe, Inc.
(a)
30,637 291,358
Cerence, Inc.
(a)
39,400 309,290

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Porch Group, Inc.
(a)
94,477 $ 464,826
1,654,573
Specialty Finance — 4.29%
International Money Express, Inc.
(a)
16,050 334,321
LendingClub Corp.
(a)
20,550 332,704
PRA Group, Inc.
(a)
10,049 209,924
876,949
Technology Hardware — 6.94%
ADTRAN Holdings, Inc.
(a)
37,900 315,707
Digital Turbine, Inc.
(a)
168,000 283,920
Turtle Beach Corp.
(a)
24,765 428,682
Xperi, Inc.
(a)
38,270 393,033
1,421,342
Technology Services — 2.23%
Conduent, Inc.
(a)
71,900 290,476
Telos Corp.
(a)
48,300 165,186
455,662
Telecommunications — 1.47%
Shenandoah Telecommunications Co. 23,800 300,118
Transportation & Logistics — 2.57%
Bristow Group, Inc.
(a)
7,045 241,644
Heartland Express, Inc. 25,405 285,044
526,688
Transportation Equipment — 0.83%
AerSale Corp.
(a)
26,825 168,998
Wholesale - Consumer Staples — 3.50%
Calavo Growers, Inc. 9,460 241,230
United Natural Foods, Inc.
(a)
17,395 475,058
716,288
Total Common Stocks/ Investments — 99.54%
(Cost $18,093,666) 20,380,693
Other Assets in Excess of liabilities — 0.46% 94,128
NET ASSETS — 100.00% $ 20,474,821
(a) Non-income producing security.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.12%
Advertising & Marketing — 0.40%
Omnicom Group, Inc. 4,115 $ 354,055
Aerospace & Defense — 0.34%
Textron, Inc. 4,000 305,960
Apparel & Textile Products — 2.69%
Crocs, Inc.
(a)
5,920 648,418
Deckers Outdoor Corp.
(a)
3,697 750,824
Skechers U.S.A., Inc., Class A
(a)
14,755 992,126
2,391,368
Automotive — 0.85%
BorgWarner, Inc. 23,740 754,695
Banking — 3.10%
Cullen/Frost Bankers, Inc. 6,330 849,803
East West Bancorp, Inc. 8,635 826,888
Fifth Third Bancorp 25,590 1,081,944
2,758,635
Beverages — 0.85%
Molson Coors Brewing Co., Class B 13,125 752,325
Biotech & Pharma — 2.38%
Biogen, Inc.
(a)
4,810 735,545
United Therapeutics Corp.
(a)
3,925 1,384,897
2,120,442
Capital Markets — 1.98%
PPG Industries, Inc. 14,775 1,764,874
Chemicals — 1.22%
CF Industries Holdings, Inc. 7,045 601,079
Eastman Chemical Co. 5,280 482,170
1,083,249
Commercial Support Services — 2.11%
Cintas Corp. 8,180 1,494,486
Clean Harbors, Inc.
(a)
1,650 379,731
1,874,217
Construction Materials — 1.82%
Carlisle Companies, Inc. 2,030 748,745
Owens Corning 5,105 869,484
1,618,229
Electric Utilities — 0.88%
Vistra Corp. 5,680 783,102
Electrical Equipment — 3.82%
Acuity Brands, Inc. 2,705 790,212
Trane Technologies PLC 6,045 2,232,720
Vontier Corp. 10,155 370,353
3,393,285

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Engineering & Construction — 4.66%
Comfort Systems USA, Inc. 3,340 $ 1,416,360
EMCOR Group, Inc. 5,240 2,378,436
TopBuild Corp.
(a)
1,100 342,474
4,137,270
Entertainment Content — 1.61%
Electronic Arts, Inc. 9,825 1,437,397
Health Care Facilities & Services — 4.95%
Cardinal Health, Inc. 7,280 861,006
Centene Corp.
(a)
13,375 810,258
IQVIA Holdings, Inc.
(a)
4,685 920,648
Labcorp Holdings, Inc. 3,100 710,892
Medpace Holdings, Inc.
(a)
1,530 508,312
Quest Diagnostics, Inc. 3,910 589,863
4,400,979
Home Construction — 2.38%
PulteGroup, Inc. 10,635 1,158,152
Taylor Morrison Home Corp.
(a)
2,840 173,836
Toll Brothers, Inc. 6,255 787,817
2,119,805
Hotels, Restaurants & Leisure — 1.30%
Darden Restaurants, Inc. 6,210 1,159,345
Industrial Support Services — 1.81%
W.W. Grainger, Inc. 1,531 1,613,751
Institutional Financial Services — 0.63%
Bank of New York Mellon Corp. (The) 7,240 556,249
Insurance — 4.15%
Aflac, Inc. 3,185 329,456
Assurant, Inc. 3,825 815,567
Hartford Financial Services Group, Inc. (The) 19,680 2,152,993
Reinsurance Group of America, Inc. 1,875 400,556
3,698,572
Leisure Facilities & Services — 2.25%
Hilton Worldwide Holdings, Inc. 2,520 622,843
Texas Roadhouse, Inc. 7,655 1,381,192
2,004,035
Machinery — 1.90%
Curtiss-Wright Corp. 1,635 580,212
Donaldson Co., Inc. 6,895 464,378
Lincoln Electric Holdings, Inc. 3,425 642,085
1,686,675
Medical Equipment & Devices — 3.11%
Agilent Technologies, Inc. 10,750 1,444,156
Mettler-Toledo International, Inc.
(a)
780 954,470

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — (continued)
ResMed, Inc. 1,605 $ 367,047
2,765,673
Oil & Gas Producers — 4.30%
Cheniere Energy, Inc. 4,860 1,044,267
Coterra Energy, Inc. 34,535 882,024
Devon Energy Corp. 23,705 775,865
HF Sinclair Corp. 13,010 456,001
Murphy USA, Inc. 1,325 664,819
3,822,976
Oil & Gas Services & Equipment — 2.03%
Baker Hughes Co., Class A 31,870 1,307,307
TechnipFMC PLC 17,220 498,347
1,805,654
Publishing & Broadcasting — 0.37%
Nexstar Media Group, Inc. 2,065 326,208
Real Estate Services — 1.70%
CBRE Group, Inc., Class A
(a)
11,525 1,513,118
REIT — 1.02%
Gaming and Leisure Properties, Inc. 4,525 217,924
Mid-America Apartment Communities, Inc. 1,980 306,049
Weyerhaeuser Co. 13,645 384,106
908,079
Retail - Consumer Staples — 6.47%
BJ's Wholesale Club Holdings, Inc.
(a)
23,845 2,130,551
Casey's General Stores, Inc. 4,755 1,884,074
Kroger Co. (The) 28,575 1,747,361
5,761,986
Retail - Discretionary — 6.92%
Builders FirstSource, Inc.
(a)
9,465 1,352,832
Lululemon Athletica, Inc.
(a)
1,300 497,133
O'Reilly Automotive, Inc.
(a)
867 1,028,089
Ross Stores, Inc. 11,965 1,809,945
Ulta Beauty, Inc.
(a)
3,375 1,467,888
6,155,887
Software — 1.35%
Manhattan Associates, Inc.
(a)
4,450 1,202,568
Specialty Finance — 1.36%
Synchrony Financial 18,570 1,207,050
Steel — 1.58%
Commercial Metals Co. 10,475 519,560
Nucor Corp. 1,470 171,564
Reliance Steel & Aluminum Co. 2,660 716,231
1,407,355

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 8.42%
Dell Technologies, Inc., Class C 2,790 $ 321,520
F5, Inc.
(a)
7,015 1,764,062
Hewlett Packard Enterprise Co. 46,200 986,370
Jabil, Inc. 19,600 2,820,439
NetApp, Inc. 13,760 1,597,261
7,489,652
Technology Services — 5.81%
Amdocs Ltd. 4,495 382,704
CACI International, Inc., Class A
(a)
1,630 658,618
Cognizant Technology Solutions Corp., Class A 7,970 612,893
Corpay, Inc.
(a)
3,595 1,216,620
MSCI, Inc. 2,215 1,329,022
Parsons Corp.
(a)
4,760 439,110
Science Applications International Corp. 4,770 533,191
5,172,158
Transportation & Logistics — 0.35%
Landstar System, Inc. 1,835 315,363
Transportation Equipment — 2.25%
Cummins, Inc. 5,745 2,002,707
Total Common Stocks/ Investments — 95.12%
(Cost $84,277,514) 84,624,948
Other Assets in Excess of liabilities — 4.88% 4,337,748
NET ASSETS — 100.00% $ 88,962,696
(a) Non-income producing security.